Related party transactions, Interests in Other Entities (Details)	12 Months Ended
	Dec. 31, 2024
Telix Pharmaceuticals Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Australia
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (Innovations) [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Australia
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals Holdings Pty Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Australia
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals International Holdings Pty Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Australia
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals Australia Holdings Pty Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Australia
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (ANZ) Pty Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Australia
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (Corporate) Pty Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Australia
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (Belgium) SRL [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Belgium
Ownership interest held by the Group	100.00%
Telix Innovations SA [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Belgium
Ownership interest held by the Group	100.00%
Telix Innovations Rph Participacoes Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Brazil
Ownership interest held by the Group	51.00%
Telix Pharmaceuticals (Canada) Inc. [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Canada
Ownership interest held by the Group	100.00%
Telix ARTMS Inc. [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Canada
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (France) SAS [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	France
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (Germany) GmbH [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Germany
Ownership interest held by the Group	100.00%
Rhine Pharma GmbH [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Germany	[1]
Ownership interest held by the Group	100.00%	[1]
Therapeia GmbH & Co. KG [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Germany
Ownership interest held by the Group	100.00%
Therapeia Verwaltungs-GmbH [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Germany
Ownership interest held by the Group	100.00%
Dedicaid GmbH [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Austria	[2]
Ownership interest held by the Group	100.00%	[2]
Telix Pharma Japan KK [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Japan
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (NZ) Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	New Zealand
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (Singapore) Pte Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Singapore
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (Switzerland) GmbH [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Switzerland
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (UK) Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	United Kingdom
Ownership interest held by the Group	100.00%
Lightpoint Surgical Ltd [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	United Kingdom
Ownership interest held by the Group	100.00%
Lightpoint Surgical Spain S.L. [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	Spain
Ownership interest held by the Group	100.00%
Telix Pharmaceuticals (US) Inc. [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	USA
Ownership interest held by the Group	100.00%
Telix Optimal Tracers, LLC [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	USA
Ownership interest held by the Group	100.00%
Telix IsoTherapeutics Group, Inc. [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	USA
Ownership interest held by the Group	100.00%
Telix QSAM, Inc. [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	USA
Ownership interest held by the Group	100.00%
QSAM Therapeutics Inc. [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	USA
Ownership interest held by the Group	100.00%
ARTMS US, Inc. [Member]
Interests in other entities [Abstract]
Place of business/country of incorporation	USA
Ownership interest held by the Group	100.00%

[1]	The Group plans to spin off this entity and has granted options to certain third parties to acquire an economic interest in the entity once key milestones are achieved.
[2]	The Group has initiated liquidation of this entity, with the assets to be transferred to Lightpoint Surgical Ltd.